RISK MANAGEMENT - Impact of Applicable Ceded Reinsurance Arrangements (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Mortality Rate
Disclosure of detailed information about financial instruments [line items]
Rate increase	3.00%
Impact on profit and loss, increase	$ (86)
Impact on equity, increase	$ (86)
Rate decrease	3.00%
Impact on profit and loss, decrease	$ 86
Impact on equity, decrease	$ 86
Lapse Rate
Disclosure of detailed information about financial instruments [line items]
Rate increase	5.00%
Impact on profit and loss, increase	$ (45)
Impact on equity, increase	$ (45)
Rate decrease	5.00%
Impact on profit and loss, decrease	$ 45
Impact on equity, decrease	$ 45